Property, Plant and Equipment - Additional Information (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Depreciation expenses	₺ 9,289,020	₺ 8,614,585	₺ 7,795,684
Impairment expenses/(reversals)	₺ 185,649	₺ 19,155	₺ 10,289